Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,855,948
Financial assets, ending balance	2,865,200	$ 2,855,948
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	15,254
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	97,302
Financial assets, ending balance	168,747	97,302
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	97,302
Financial assets, ending balance	168,746	97,302
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,668
Financial assets, ending balance	133,465	75,668
IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,816
Financial assets, ending balance	102,141	2,816
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,173
Financial assets, ending balance	279,206	345,173
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	241,648
Financial assets, ending balance	253,754	241,648
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,173
Financial assets, ending balance	279,206	345,173
– stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	343,040
Financial assets, ending balance	276,563	343,040
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,094
Financial assets, ending balance	2,609	2,094
Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	4	0
Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39
Financial assets, ending balance	30	39
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	15,254
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,676,167
Financial assets, ending balance	2,693,327	2,676,167
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,753,395	1,750,586
New financial assets originated or purchased	483,643	444,194
Assets derecognised (including final repayments)	(359,503)	(338,311)
Changes to risk parameters – further lending/repayment	(73,396)	(66,752)
Assets written off	(2,804)	(2,617)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange	(92,184)	(28,632)
Others1	(75,211)	(4,948)
Financial assets, ending balance	1,633,908	1,753,395
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others1	(82,700)	(3,000)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,753,395
Financial assets, ending balance	1,633,908	1,753,395
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	347,203
Financial assets, ending balance	266,303	347,203
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,020,735
Financial assets, ending balance	2,055,756	2,020,735
Gross carrying amount | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,859
Financial assets, ending balance	102,556	2,859
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,859
Financial assets, ending balance	102,556	2,859
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,269
Financial assets, ending balance	279,351	345,269
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,676,167
Financial assets, ending balance	2,693,327	2,676,167
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	880,351
Financial assets, ending balance	1,014,498	880,351
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	42,421
Financial assets, ending balance	44,921	42,421
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	241,648
Financial assets, ending balance	253,754	241,648
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,269
Financial assets, ending balance	279,351	345,269
Gross carrying amount | – stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,494,993
Financial assets, ending balance	2,476,528	2,494,993
Gross carrying amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,577,582	1,506,451
Transfers of financial instruments:	(99,022)	21,107
– transfers from stage 1 to stage 2	(225,616)	(159,633)
– transfers from stage 2 to stage 1	128,246	182,432
– transfers to stage 3	(2,392)	(2,345)
– transfers from stage 3	740	653
New financial assets originated or purchased	483,617	444,070
Assets derecognised (including final repayments)	(318,659)	(304,158)
Changes to risk parameters – further lending/repayment	(65,778)	(61,742)
Foreign exchange	(81,975)	(25,231)
Others1	(60,557)	(2,915)
Financial assets, ending balance	1,435,208	1,577,582
Gross carrying amount | – stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	343,107
Financial assets, ending balance	276,631	343,107
Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	160,756
Financial assets, ending balance	194,619	160,756
Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	155,742	223,432
Transfers of financial instruments:	89,052	(27,863)
– transfers from stage 1 to stage 2	225,616	159,633
– transfers from stage 2 to stage 1	(128,246)	(182,432)
– transfers to stage 3	(10,087)	(6,478)
– transfers from stage 3	1,769	1,414
Assets derecognised (including final repayments)	(37,941)	(31,393)
Changes to risk parameters – further lending/repayment	(6,963)	(3,634)
Foreign exchange	(8,811)	(2,918)
Others1	(13,716)	(1,882)
Financial assets, ending balance	177,363	155,742
Gross carrying amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,116
Financial assets, ending balance	2,678	2,116
Gross carrying amount | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,101
Financial assets, ending balance	22,005	20,101
Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,797	20,424
Transfers of financial instruments:	9,970	6,756
– transfers to stage 3	12,479	8,823
– transfers from stage 3	(2,509)	(2,067)
Assets derecognised (including final repayments)	(2,806)	(2,750)
Changes to risk parameters – further lending/repayment	(594)	(1,268)
Assets written off	(2,794)	(2,610)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange	(1,395)	(479)
Others1	(938)	(151)
Financial assets, ending balance	21,208	19,797
Gross carrying amount | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	5	0
Gross carrying amount | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	317
Financial assets, ending balance	175	317
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	274	279
New financial assets originated or purchased	26	124
Assets derecognised (including final repayments)	(97)	(10)
Changes to risk parameters – further lending/repayment	(61)	(108)
Assets written off	(10)	(7)
Foreign exchange	(3)	(4)
Others1		0
Financial assets, ending balance	129	274
Gross carrying amount | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	46
Financial assets, ending balance	37	46
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Decrease in financial assets	(800)	(1,700)
Allowance for ECL | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,068)
Financial assets, ending balance	(12,513)	(12,068)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,164)
Financial assets, ending balance		(12,164)
Total ECL income statement change for the period	3,587	(928)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(12,658)
Total ECL income statement change for the period	3,592	(928)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,875)	(15,391)
Net remeasurement of ECL arising from transfer of stage	(366)	595
New financial assets originated or purchased	(550)	(553)
Assets derecognised (including final repayments)	907	1,127
Changes to risk parameters – further lending/repayment	583	1,633
Changes to risk parameters – credit quality	(4,254)	(2,227)
Changes to models used for ECL calculation	(134)	(49)
Assets written off	2,804	2,612
Credit-related modifications that resulted in derecognition	9
Foreign exchange	553	229
Others1	363	149
Financial assets, ending balance	(11,960)	(11,875)
ECL income statement change for the period	(3,814)	526
Recoveries	316	409
Others	(26)	(111)
Total ECL income statement change for the period	(3,524)	824
Decrease in financial assets	(85)
Decrease in financial assets relating o volume movements	940
Foreign exchange and other1	916
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others1	426	123
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,875)
Financial assets, ending balance	(11,960)	(11,875)
Total ECL income statement change for the period	(3,524)	824
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(145)	(96)
Total ECL income statement change for the period	(68)	48
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,627)
Financial assets, ending balance	(12,075)	(11,627)
Allowance for ECL | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(43)
Financial assets, ending balance	(415)	(43)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(43)
Financial assets, ending balance	(415)	(43)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(145)	(96)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,068)
Financial assets, ending balance	(12,513)	(12,068)
Total ECL income statement change for the period	3,524	(880)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(193)
Financial assets, ending balance	(553)	(193)
Total ECL income statement change for the period	(41)	(19)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	41	75
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(145)	(96)
Allowance for ECL | – stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,648)
Financial assets, ending balance	(1,384)	(1,648)
Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,557)	(2,331)
Transfers of financial instruments:	(798)	(1,792)
– transfers from stage 1 to stage 2	470	527
– transfers from stage 2 to stage 1	(1,216)	(2,279)
– transfers to stage 3	9	24
– transfers from stage 3	(61)	(64)
Net remeasurement of ECL arising from transfer of stage	739	1,225
New financial assets originated or purchased	(548)	(553)
Assets derecognised (including final repayments)	148	174
Changes to risk parameters – further lending/repayment	226	547
Changes to risk parameters – credit quality	403	1,111
Changes to models used for ECL calculation	4	(17)
Foreign exchange	59	26
Others1	64	53
Financial assets, ending balance	(1,260)	(1,557)
ECL income statement change for the period	(972)	(2,487)
Allowance for ECL | – stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(67)
Financial assets, ending balance	(68)	(67)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,380)
Financial assets, ending balance	(3,901)	(3,380)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,326)	(5,403)
Transfers of financial instruments:	1,620	2,601
– transfers from stage 1 to stage 2	(470)	(527)
– transfers from stage 2 to stage 1	1,216	2,279
– transfers to stage 3	1,132	1,010
– transfers from stage 3	(258)	(161)
Net remeasurement of ECL arising from transfer of stage	(953)	(596)
Assets derecognised (including final repayments)	343	489
Changes to risk parameters – further lending/repayment	93	498
Changes to risk parameters – credit quality	(1,670)	(1,012)
Changes to models used for ECL calculation	(151)	(33)
Foreign exchange	170	45
Others1	161	85
Financial assets, ending balance	(3,713)	(3,326)
ECL income statement change for the period	2,338	654
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)
Financial assets, ending balance	(69)	(22)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,970)
Financial assets, ending balance	(7,183)	(6,970)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,928)	(7,544)
Transfers of financial instruments:	(822)	(809)
– transfers to stage 3	(1,141)	(1,034)
– transfers from stage 3	319	225
Net remeasurement of ECL arising from transfer of stage	(152)	(34)
Assets derecognised (including final repayments)	416	458
Changes to risk parameters – further lending/repayment	259	576
Changes to risk parameters – credit quality	(3,019)	(2,354)
Changes to models used for ECL calculation	13	1
Assets written off	2,794	2,605
Credit-related modifications that resulted in derecognition	9
Foreign exchange	323	157
Others1	158	16
Financial assets, ending balance	(6,949)	(6,928)
ECL income statement change for the period	2,483	1,353
Allowance for ECL | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(1)	0
Allowance for ECL | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(70)
Financial assets, ending balance	(45)	(70)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)	(113)
New financial assets originated or purchased	(2)
Assets derecognised (including final repayments)	0	6
Changes to risk parameters – further lending/repayment	5	12
Changes to risk parameters – credit quality	32	28
Assets written off	10	7
Foreign exchange	1	1
Others1	(20)	(5)
Financial assets, ending balance	(38)	(64)
ECL income statement change for the period	(35)	(46)
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7)
Financial assets, ending balance	$ (7)	$ (7)